INVESTMENT (Details Narrative) - USD ($)			1 Months Ended		3 Months Ended		12 Months Ended
	Jan. 03, 2025	Jun. 03, 2024	Dec. 31, 2025	Sep. 30, 2025	May 31, 2026	May 31, 2025	Feb. 28, 2026	Feb. 28, 2025	Mar. 25, 2026	Dec. 23, 2022
Acquired convertible note receivable		$ 50,000
Convertible note receivable			85	96
Stock split description								10 :1 split
Stile price								$ 0.80	$ 141
Purchase of investment					$ 50,000		$ 50,000
Investments at cost					$ 100,000		$ 100,000
Common Stock [Member]
Convertible note receivable	15,000				39,000,000	6,850,000	71,350,000	1,940,659
Investment owned shares								1,500
Warrant [Member]
Convertible note receivable	165,000
Investment owned shares								16,500
Series A Preferred Stock [Member]
Convertible note receivable	1,770,840
Investment owned shares								177,084
Simple Agreement for future equity [Member]
Equity investment										$ 50,000